EARNINGS PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Weighted average number of shares - basic (in shares)	31,571,461	30,995,079	28,600,000
Treasury shares (in shares)	31,617,815
Treasury Shares
Earnings per share [line items]
Treasury shares (in shares)			0
RSUs
Earnings per share [line items]
Weighted average number of shares - basic (in shares)	121,000	431,500